Miller Value Partners Appreciation ETF
Schedule of Investments (Unaudited)
June 30, 2024
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 11.9%
AT&T, Inc.	96,396	$1,842,128
Match Group, Inc. (a)	39,636	1,204,142
PubMatic, Inc., Class A (a)	153,230	3,112,101
Total Communication Services		6,158,371
Consumer Discretionary — 21.3%
Airbnb, Inc., Class A (a)	9,901	1,501,289
Buckle Inc/The	28,790	1,063,503
Coupang, Inc. (a)	127,078	2,662,284
Crocs, Inc. (a)	12,957	1,890,944
Lithia Motors, Inc.	3,913	987,837
Perdoceo Education Corp.	61,389	1,314,952
Stellantis NV	78,432	1,556,875
Total Consumer Discretionary		10,977,684
Consumer Staples — 3.9%
Maplebear, Inc. (a)	62,735	2,016,303
Total Consumer Staples		2,016,303
Energy — 13.9%
Alliance Resource Partners LP	50,098	1,225,397
Chord Energy Corp.	14,992	2,513,859
TechnipFMC PLC	60,467	1,581,212
TotalEnergies SE, ADR	27,793	1,853,237
Total Energy		7,173,705
Financials — 19.4%
Bread Financial Holdings, Inc.	60,925	2,714,818
Danske Bank AS	34,453	1,026,580
Jackson Financial, Inc., Class A	26,990	2,004,277
Shift4 Payments, Inc., Class A (a)	24,829	1,821,207
Toast, Inc., Class A (a)	49,517	1,276,053
Western Alliance Bancorp	18,504	1,162,421
Total Financials		10,005,356
Health Care — 10.2%
Centene Corp. (a)	56,686	3,758,282
Semler Scientific, Inc. (a)	28,350	975,240
Viatris, Inc.	52,190	554,780
Total Health Care		5,288,302
Industrials — 9.1%
Atkore, Inc.	5,880	793,388
Builders FirstSource, Inc. (a)	6,468	895,236
Masterbrand, Inc. (a)	120,674	1,771,495
Quad/Graphics, Inc.	225,085	1,226,713
Total Industrials		4,686,832
Information Technology — 4.1%
MicroStrategy, Inc., Class A (a)	1,534	$2,113,054
Total Information Technology		2,113,054
Real Estate — 5.9%
CTO Realty Growth, Inc.	175,721	3,068,089
Total Real Estate		3,068,089
Total Common Stocks (Cost — $45,242,896)		51,487,696

Total Investments — 99.7% (Cost — $45,242,896)		51,487,696
Other Assets in Excess of Liabilities — 0.3%		134,581
Total Net Assets — 100.0%		$51,622,277

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ADR - American Depositary Receipt
LP - Limited Partnership
Plc - Public Limited Company REIT – Real Estate Investment Trust (a) Non-income producing security.

Miller Value Partners Appreciation ETF
Schedule of Investments (Unaudited)
June 30, 2024

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

Miller Value Partners Appreciation ETF
Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$51,487,696	$–	$–	$51,487,696
Total Long-Term Investments	51,487,696	–	–	51,487,696
Total Investments	$51,487,696	$–	$–	$51,487,696